Income Taxes (Details 3) (USD $)	1 Months Ended	12 Months Ended	10 Months Ended
	Dec. 30, 2012	Dec. 28, 2014	Nov. 14, 2012	Dec. 29, 2013
Total tax credits available		$ 6,600,000
Undistributed earnings		3,500,000		2,500,000
Unrecognized tax benefit
Balance at beginning of fiscal year		1,350,000
Accrued interest and penalty	0	325,000
Balance at end of fiscal year	1,350,000	1,675,000
Unrecognized tax benefits that would affect the effective tax rate		1,700,000		1,400,000
Expected settlement period		12 months
Predecessor
Unrecognized tax benefit
Accrued interest and penalty			$ 0